Nationwide Government Money Market Fund Investment Objectives and Goals - Nationwide Government Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Summary: Nationwide Government Money Market Fund
Objective [Heading]	Objective
Objective, Primary [Text Block]	The Nationwide Government Money Market Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a “government” money market fund that seeks to maintain a stable net asset value of $1.00 per share.